RELATED PARTY TRANSACTIONS (Details - Due to related parties) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Total due to related parties		$ 503,126	$ 326,640
Ms Fan Zhou [Member]
Related Party Transaction [Line Items]
Total due to related parties	[1]	164,885	3,872
Katy Liu [Member]
Related Party Transaction [Line Items]
Total due to related parties	[2]	229,706	322,768
HuiMin Luo [Member]
Related Party Transaction [Line Items]
Total due to related parties	[3]	97,273	0
JunFeng Li [Member]
Related Party Transaction [Line Items]
Total due to related parties	[4]	$ 11,262	$ 0

[1]	The balance represented unsecured, due on demand and interest free borrowings between the Company and the formerly controlling shareholder, Ms. Fan Zhou. Ms. Fan Zhou ceased to be the Controlling shareholder on April 15, 2024 and transferred all her equity interest of the Company to another individual who is related to Ms. Fan Zhou.
[2]	On April 1, 2023, the Company entered a two-year loan agreement with one employee, and agreed to pay back the principal balance of $229,706 (C$330,275) plus the accrued interest of 64,258 (C$87,000) at the maturity date. As at March 31, 2025, the balance of 229,706 was outstanding with an interest rate of 20% annual after the maturity date.
[3]	The balance represented unsecured, due on demand and interest free borrowings between the Company and Ms. Huimin Luo.
[4]	The balance represented unsecured, due on demand and interest free borrowings between the Company and Mr. Junfeng Li.